May 7, 2021

Securities and Exchange Commission	VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn: Division of Investment Management

Re:        Timothy Plan., File Nos. 811-08228 and 033-73248, Post-Effective Amendment # 105 (“PEA#105”) to Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment # 106 under the Investment Company Act of 1940.

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 105 (“PEA#105”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PEA#105 is being filed to register the following Exchange Traded Funds of the Trust:

Timothy Plan US Large/Mid Cap Enhanced ETF

Timothy Plan High Dividend Enhanced ETF

Please direct all comments concerning this filing to me at the below-listed address and/or phone number. Thank you for your consideration.

Sincerely,

/s/ David D. Jones, Esq.

DAVID D. JONES, ESQ.